UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Special Value Trust

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 73.8%
Aerospace - 1.1%
Bombardier, Inc., 7.5%, 2018 (n)		$105,000	$117,600
Bombardier, Inc., 7.75%, 2020 (n)		55,000	62,425
CPI International, Inc., 8%, 2018		115,000	98,900
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		208,000	55,120
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	88,947
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$110,000	114,950

			$537,942
Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 8%, 2016		$50,000	$55,125
Hanesbrands, Inc., 6.375%, 2020		60,000	62,521
Jones Group, Inc., 6.875%, 2019		35,000	31,413

			$149,059
Asset-Backed & Securitized - 1.2%
Banc of America Commercial Mortgage, Inc., FRN, 6.254%, 2051 (z)		$328,951	$137,939
Citigroup Commercial Mortgage Trust, FRN, 5.885%, 2049		220,000	61,600
Falcon Franchise Loan LLC, FRN, 5.147%, 2025 (i)(z)		193,745	24,625
JPMorgan Chase Commercial Mortgage Securities Corp., “B”, FRN, 5.93%, 2049		142,189	56,841
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.93%, 2049		217,049	73,072
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.256%, 2051		95,000	37,757
JPMorgan Chase Commercial Mortgage Securities Corp., “D”, FRN, 5.93%, 2049		595,809	137,936
Morgan Stanley Capital I, Inc., FRN, 1.381%, 2039 (i)(z)		356,728	8,918
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)		225,000	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)		300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)		187,000	19
Wachovia Bank Commercial Mortgage Trust, FRN, 5.873%, 2047		142,497	27,348
Wachovia Bank Commercial Mortgage Trust, FRN, 5.933%, 2047		89,972	14,234

			$580,387
Automotive - 2.9%
Accuride Corp., 9.5%, 2018		$180,000	$185,400
Allison Transmission, Inc., 7.125%, 2019 (n)		100,000	100,625
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021 (n)		200,000	191,000
Ford Motor Co., 7.45%, 2031		75,000	92,438
Ford Motor Credit Co. LLC, 12%, 2015		445,000	555,138
General Motors Financial Co., Inc., 6.75%, 2018 (n)		20,000	20,800
Jaguar Land Rover PLC, 8.125%, 2021 (n)		150,000	147,000
Lear Corp., 8.125%, 2020		40,000	44,650

			$1,337,051
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017		$100,000	$109,500

Broadcasting - 4.3%
Allbritton Communications Co., 8%, 2018		$90,000	$92,925
AMC Networks, Inc., 7.75%, 2021 (n)		71,000	78,011
Clear Channel Communications, Inc., 9%, 2021		187,000	162,690
EH Holding Corp., 7.625%, 2021 (n)		70,000	73,850
Gray Television, Inc., 10.5%, 2015		75,000	77,813
Intelsat Bermuda Ltd., 11.25%, 2017		205,000	207,050
Intelsat Jackson Holdings Ltd., 11.25%, 2016		90,000	95,400
LBI Media Holdings, Inc., 11%, 2013		140,000	124,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Broadcasting - continued
LBI Media, Inc., 8.5%, 2017 (z)		$90,000	$46,350
Liberty Media Corp., 8.5%, 2029		95,000	93,575
Liberty Media Corp., 8.25%, 2030		15,000	14,775
LIN Television Corp., 8.375%, 2018		30,000	30,450
Local TV Finance LLC, 9.25%, 2015 (p)(z)		187,527	185,652
Newport Television LLC, 13%, 2017 (n)(p)		107,015	93,883
Nexstar Broadcasting Group, Inc., 8.875%, 2017		50,000	53,000
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		55,000	61,050
Sinclair Broadcast Group, Inc., 8.375%, 2018		15,000	15,975
SIRIUS XM Radio, Inc., 13%, 2013 (n)		65,000	74,100
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		105,000	117,338
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)		75,000	80,344
Univision Communications, Inc., 6.875%, 2019 (n)		25,000	24,875
Univision Communications, Inc., 7.875%, 2020 (n)		80,000	83,200
Univision Communications, Inc., 8.5%, 2021 (n)		130,000	126,100

			$2,013,006
Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 7.875%, 2015		$155,000	$156,744
E*TRADE Financial Corp., 12.5%, 2017		190,000	219,925

			$376,669
Building - 1.2%
Associated Materials LLC, 9.125%, 2017		$30,000	$29,100
Building Materials Holding Corp., 7%, 2020 (n)		45,000	48,600
CEMEX S.A., 9.25%, 2020		295,000	247,800
Masonite International Corp., 8.25%, 2021 (n)		55,000	56,238
Nortek, Inc., 10%, 2018		55,000	56,375
Nortek, Inc., 8.5%, 2021		105,000	99,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)		45,000	47,250

			$585,113
Business Services - 1.2%
Ceridian Corp., 12.25%, 2015 (p)		$55,000	$49,225
iGATE Corp., 9%, 2016		145,000	154,063
Interactive Data Corp., 10.25%, 2018		150,000	166,125
Iron Mountain, Inc., 8.375%, 2021		20,000	21,850
SunGard Data Systems, Inc., 10.25%, 2015		125,000	129,375
SunGard Data Systems, Inc., 7.375%, 2018		45,000	47,475

			$568,113
Cable TV - 2.8%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$25,000	$26,125
Cablevision Systems Corp., 8.625%, 2017		70,000	78,050
CCH II LLC, 13.5%, 2016		205,000	236,263
CCO Holdings LLC, 7.875%, 2018		25,000	27,125
CCO Holdings LLC, 8.125%, 2020		95,000	105,094
Cequel Communications Holdings, 8.625%, 2017 (n)		60,000	63,900
DISH DBS Corp., 6.75%, 2021		60,000	65,400
Insight Communications Co., Inc., 9.375%, 2018 (n)		25,000	28,344
Mediacom LLC, 9.125%, 2019		105,000	113,925
Nara Cable Funding Ltd., 8.875%, 2018 (z)		200,000	190,000
UPC Holding B.V., 9.875%, 2018 (z)		100,000	108,750
Videotron LTEE, 6.875%, 2014		27,000	27,034
Virgin Media Finance PLC, 9.5%, 2016		100,000	113,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	100,000	137,018

			$1,320,028

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 1.9%
Celanese U.S. Holdings LLC, 6.625%, 2018	$65,000	$70,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018	120,000	119,700
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	25,000	23,875
Huntsman International LLC, 8.625%, 2021	80,000	87,800
Lyondell Chemical Co., 11%, 2018	113,447	124,224
Momentive Performance Materials, Inc., 12.5%, 2014	193,000	205,063
Momentive Performance Materials, Inc., 11.5%, 2016	167,000	140,280
Polypore International, Inc., 7.5%, 2017	100,000	105,000

		$876,142
Computer Software - 0.7%
Lawson Software, Inc., 11.5%, 2018 (n)	$220,000	$222,200
Syniverse Holdings, Inc., 9.125%, 2019	110,000	118,525

		$340,725
Computer Software - Systems - 0.6%
CDW LLC/CDW Finance Corp., 12.535%, 2017	$55,000	$59,538
CDW LLC/CDW Finance Corp., 8.5%, 2019	125,000	131,250
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	95,000	104,263
Eagle Parent, Inc., 8.625%, 2019 (n)	9,000	9,000

		$304,051
Conglomerates - 1.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$155,000	$167,400
Dynacast International LLC, 9.25%, 2019 (z)	75,000	76,125
Griffon Corp., 7.125%, 2018	150,000	152,250
Tomkins LLC/Tomkins, Inc., 9%, 2018	162,000	179,415

		$575,190
Construction - 0.0%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)	$3,000	$2,918

Consumer Products - 0.8%
Easton-Bell Sports, Inc., 9.75%, 2016	$85,000	$93,925
Elizabeth Arden, Inc., 7.375%, 2021	90,000	94,950
Libbey Glass, Inc., 10%, 2015	77,000	82,390
Prestige Brands, Inc., 8.125%, 2020 (z)	10,000	10,375
Visant Corp., 10%, 2017	95,000	86,213

		$367,853
Consumer Services - 0.6%
Realogy Corp., 11.5%, 2017	$100,000	$88,000
Service Corp. International, 7%, 2019	200,000	216,000

		$304,000
Containers - 1.5%
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	$200,000	$202,000
Exopack Holding Corp., 10%, 2018	70,000	73,500
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	70,000	71,400
Packaging Dynamics Corp., 8.75%, 2016 (z)	40,000	41,850
Reynolds Group, 7.125%, 2019 (n)	175,000	183,750
Reynolds Group, 8.25%, 2021 (n)	115,000	108,963
Sealed Air Corp., 8.125%, 2019 (n)	15,000	16,613
Sealed Air Corp., 8.375%, 2021 (n)	15,000	16,875

		$714,951

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - 0.3%
Ducommun, Inc., 9.75%, 2018 (n)	$98,000	$100,205
ManTech International Corp., 7.25%, 2018	20,000	20,900

		$121,105
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$85,000	$81,388

Electronics - 0.6%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$110,000	$120,175
Freescale Semiconductor, Inc., 8.05%, 2020	55,000	54,038
Sensata Technologies B.V., 6.5%, 2019 (n)	105,000	107,100

		$281,313
Emerging Market Quasi-Sovereign - 0.8%
Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)	$124,000	$120,280
OAO Gazprom, 9.625%, 2013	60,000	64,350
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	173,125

		$357,755
Emerging Market Sovereign - 0.2%
Republic of Venezuela, 7%, 2038	$160,000	$99,600

Energy - Independent - 4.8%
ATP Oil & Gas Corp., 11.875%, 2015	$165,000	$107,250
Berry Petroleum Co., 10.25%, 2014	85,000	96,688
Bill Barrett Corp., 9.875%, 2016	95,000	104,025
BreitBurn Energy Partners LP, 8.625%, 2020	50,000	52,750
BreitBurn Energy Partners LP, 7.875%, 2022 (z)	55,000	55,000
Carrizo Oil & Gas, Inc., 8.625%, 2018	50,000	50,250
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	15,000	15,000
Chaparral Energy, Inc., 8.875%, 2017	170,000	177,225
Chesapeake Energy Corp., 6.875%, 2020	95,000	97,375
Concho Resources, Inc., 8.625%, 2017	25,000	27,625
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	90,000	88,200
Denbury Resources, Inc., 8.25%, 2020	110,000	125,125
Energy XXI Gulf Coast, Inc., 9.25%, 2017	165,000	180,263
EXCO Resources, Inc., 7.5%, 2018	150,000	130,500
Harvest Operations Corp., 6.875%, 2017 (n)	30,000	31,650
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	40,000	43,700
Laredo Petroleum, Inc., 9.5%, 2019	65,000	71,013
LINN Energy LLC, 8.625%, 2020	20,000	22,200
Newfield Exploration Co., 6.625%, 2016	50,000	51,375
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	220,000	227,260
Pioneer Natural Resources Co., 7.5%, 2020	70,000	84,141
QEP Resources, Inc., 6.875%, 2021	80,000	86,600
Quicksilver Resources, Inc., 9.125%, 2019	47,000	45,825
SandRidge Energy, Inc., 8%, 2018 (n)	235,000	243,225
Whiting Petroleum Corp., 6.5%, 2018	20,000	21,250

		$2,235,515
Energy - Integrated - 0.2%
Pacific Rubiales Energy Corp., 7.25%, 2021 (z)	$100,000	$104,750

Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$85,000	$85,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Entertainment - 0.9%
AMC Entertainment, Inc., 8.75%, 2019		$200,000	$211,000
AMC Entertainment, Inc., 9.75%, 2020		75,000	74,063
Cinemark USA, Inc., 8.625%, 2019		75,000	82,500
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		45,000	49,163

			$416,726
Financial Institutions - 3.3%
CIT Group, Inc., 7%, 2017		$310,000	$310,388
CIT Group, Inc., 6.625%, 2018 (n)		119,000	127,330
Credit Acceptance Corp., 9.125%, 2017		70,000	73,675
Credit Acceptance Corp., 9.125%, 2017 (z)		35,000	36,750
GMAC, Inc., 8%, 2031		20,000	21,225
Icahn Enterprises LP, 8%, 2018 (z)		76,000	78,850
International Lease Finance Corp., 8.75%, 2017		85,000	93,075
International Lease Finance Corp., 7.125%, 2018 (n)		137,000	150,015
Nationstar Mortgage LLC, 10.875%, 2015		320,000	317,600
PHH Corp., 9.25%, 2016		35,000	33,600
SLM Corp., 8%, 2020		130,000	138,450
SLM Corp., 7.25%, 2022		15,000	15,150
Springleaf Finance Corp., 6.9%, 2017		175,000	135,625

			$1,531,733
Food & Beverages - 1.4%
ARAMARK Corp., 8.5%, 2015		$105,000	$107,625
B&G Foods, Inc., 7.625%, 2018		130,000	139,913
Constellation Brands, Inc., 7.25%, 2016		55,000	61,738
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (z)		50,000	50,375
Pinnacle Foods Finance LLC, 9.25%, 2015		130,000	133,900
Pinnacle Foods Finance LLC, 10.625%, 2017		40,000	42,300
Pinnacle Foods Finance LLC, 8.25%, 2017		30,000	32,100
TreeHouse Foods, Inc., 7.75%, 2018		80,000	86,200

			$654,151
Forest & Paper Products - 1.2%
Boise, Inc., 8%, 2020		$105,000	$112,350
Cascades, Inc., 7.75%, 2017		70,000	72,275
Georgia-Pacific Corp., 8%, 2024		50,000	64,932
Graphic Packaging Holding Co., 7.875%, 2018		65,000	70,850
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		25,000	18,750
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	68,673
Tembec Industries, Inc., 11.25%, 2018		$75,000	78,750
Xerium Technologies, Inc., 8.875%, 2018 (z)		65,000	57,200

			$543,780
Gaming & Lodging - 3.7%
Boyd Gaming Corp., 7.125%, 2016		$165,000	$150,150
FelCor Lodging LP, REIT, 6.75%, 2019		30,000	29,213
Firekeepers Development Authority, 13.875%, 2015 (n)		190,000	213,988
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		290,000	181
GWR Operating Partnership LLP, 10.875%, 2017		85,000	93,288
Harrah’s Operating Co., Inc., 11.25%, 2017		210,000	227,588
Harrah’s Operating Co., Inc., 10%, 2018		66,000	48,840
Harrah’s Operating Co., Inc., 10%, 2018		110,000	84,975
MGM Mirage, 6.625%, 2015		40,000	40,000
MGM Mirage, 7.5%, 2016		20,000	20,050
MGM Resorts International, 11.375%, 2018		235,000	269,663
MGM Resorts International, 9%, 2020		45,000	50,738

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Penn National Gaming, Inc., 8.75%, 2019	$160,000	$177,400
Pinnacle Entertainment, Inc., 8.75%, 2020	75,000	76,313
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)	75,000	76,688
Wyndham Worldwide Corp., 7.375%, 2020	50,000	58,156
Wynn Las Vegas LLC, 7.75%, 2020	120,000	135,600

		$1,752,831
Industrial - 0.9%
Altra Holdings, Inc., 8.125%, 2016	$70,000	$75,075
Hillman Group, Inc., 10.875%, 2018	85,000	87,338
Hyva Global B.V., 8.625%, 2016 (n)	200,000	165,500
Mueller Water Products, Inc., 8.75%, 2020	82,000	89,585

		$417,498
Insurance - 0.4%
American International Group, Inc., 8.25%, 2018	$100,000	$115,150
American International Group, Inc., 8.175% to 2038, FRN to 2068	85,000	82,025

		$197,175
Insurance - Property & Casualty - 1.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$235,000	$299,625
USI Holdings Corp., 9.75%, 2015 (z)	185,000	181,300
XL Group PLC, 6.5% to 2017, FRN to 2049	130,000	108,388

		$589,313
International Market Quasi-Sovereign - 0.2%
Irish Life & Permanent PLC, 3.6%, 2013 (n)	$100,000	$93,770

Machinery & Tools - 0.7%
Case Corp., 7.25%, 2016	$50,000	$54,500
Case New Holland, Inc., 7.875%, 2017	95,000	109,488
Rental Service Corp., 9.5%, 2014	20,000	20,600
RSC Equipment Rental, Inc., 8.25%, 2021	140,000	144,550

		$329,138
Major Banks - 0.8%
Bank of America Corp., 5.65%, 2018	$50,000	$51,153
RBS Capital Trust II, 6.425% to 2034, FRN to 2049 (a)(d)	95,000	63,175
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	100,000	77,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	210,000	162,750

		$354,078
Medical & Health Technology & Services - 4.6%
Biomet, Inc., 10.375%, 2017 (p)	$50,000	$54,250
Biomet, Inc., 11.625%, 2017	135,000	146,813
Emdeon, Inc., 11%, 2019 (n)	45,000	48,600
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	120,000	135,300
HCA, Inc., 9%, 2014	320,000	336,000
HCA, Inc., 8.5%, 2019	175,000	194,250
HCA, Inc., 7.5%, 2022	135,000	144,450
HealthSouth Corp., 8.125%, 2020	155,000	164,300
Physio-Control, Inc., 9.875%, 2019 (z)	65,000	67,600
Surgical Care Affiliates, Inc., 10%, 2017 (n)	185,000	178,294
Teleflex, Inc., 6.875%, 2019	50,000	53,500
Tenet Healthcare Corp., 9.25%, 2015	65,000	70,688
United Surgical Partners International, Inc., 8.875%, 2017	60,000	62,850
United Surgical Partners International, Inc., 9.25%, 2017 (p)	80,000	81,200
Universal Health Services, Inc., 7%, 2018	30,000	31,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Universal Hospital Services, Inc., 8.5%, 2015 (p)	$185,000	$190,550
Universal Hospital Services, Inc., FRN, 4.12%, 2015	35,000	32,813
Vanguard Health Systems, Inc., 0%, 2016	2,000	1,305
Vanguard Health Systems, Inc., 8%, 2018	65,000	68,088
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	100,000	94,500

		$2,156,926
Metals & Mining - 1.7%
AK Steel Corp., 7.625%, 2020	$65,000	$64,188
Arch Coal, Inc., 7%, 2019 (n)	40,000	40,100
Arch Coal, Inc., 7.25%, 2020	45,000	45,225
Berau Capital Resources, 12.5%, 2015 (n)	150,000	169,500
Cloud Peak Energy, Inc., 8.25%, 2017	120,000	129,600
Cloud Peak Energy, Inc., 8.5%, 2019	85,000	92,863
Consol Energy, Inc., 8%, 2017	75,000	81,000
Consol Energy, Inc., 8.25%, 2020	50,000	54,188
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	30,000	30,525
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	65,000	69,713

		$776,902
Natural Gas - Distribution - 0.3%
AmeriGas Finance LLC, 6.75%, 2020	$70,000	$70,000
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	60,000	51,900

		$121,900
Natural Gas - Pipeline - 1.5%
Atlas Pipeline Partners LP, 8.75%, 2018	$115,000	$123,338
Atlas Pipeline Partners LP/Finance Corp., 8.75%, 2018 (n)	45,000	48,038
Crosstex Energy, Inc., 8.875%, 2018	110,000	119,350
El Paso Corp., 7%, 2017	105,000	116,272
El Paso Corp., 7.75%, 2032	105,000	123,346
Energy Transfer Equity LP, 7.5%, 2020	135,000	149,175
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	40,000	42,300

		$721,819
Network & Telecom - 1.9%
Cincinnati Bell, Inc., 8.25%, 2017	$30,000	$30,863
Cincinnati Bell, Inc., 8.75%, 2018	190,000	182,875
Citizens Communications Co., 9%, 2031	65,000	57,850
Eileme 2 AB, 11.625%, 2020 (z)	200,000	203,808
Frontier Communications Corp., 8.125%, 2018	70,000	69,825
Frontier Communications Corp., 8.5%, 2020	41,000	40,590
Qwest Communications International, Inc., 7.125%, 2018 (n)	105,000	112,350
Windstream Corp., 8.125%, 2018	20,000	21,800
Windstream Corp., 7.75%, 2020	105,000	113,400
Windstream Corp., 7.75%, 2021	40,000	43,200

		$876,561
Oil Services - 1.8%
Afren PLC, 11.5%, 2016 (n)	$200,000	$211,000
Chesapeake Energy Corp., 6.625%, 2019 (n)	35,000	35,175
Dresser-Rand Group, Inc., 6.5%, 2021 (n)	20,000	20,650
Edgen Murray Corp., 12.25%, 2015	150,000	139,500
Expro Finance Luxembourg, 8.5%, 2016 (n)	110,000	99,825
McJunkin Red Man Holding Corp., 9.5%, 2016	155,000	164,106
Pioneer Drilling Co., 9.875%, 2018	135,000	143,775
Pioneer Drilling Co., 9.875%, 2018 (n)	10,000	10,650

		$824,681

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - 1.6%
Capital One Financial Corp., 10.25%, 2039		$130,000	$136,013
CenterCredit International B.V., 8.625%, 2014		100,000	99,375
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		100,000	94,192
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		200,000	166,000
Santander UK PLC, 8.963% to 2030, FRN to 2049		299,000	266,110

			$761,690
Pharmaceuticals - 0.5%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	100,000	$140,288
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$75,000	76,219

			$216,507
Pollution Control - 0.2%
WCA Waste Corp., 7.5%, 2019 (n)		$100,000	$103,000

Printing & Publishing - 0.4%
American Media, Inc., 13.5%, 2018 (z)		$23,764	$18,536
Morris Publishing Group LLC, 10%, 2014		55,293	48,520
Nielsen Finance LLC, 11.5%, 2016		62,000	71,145
Nielsen Finance LLC, 7.75%, 2018		45,000	50,119

			$188,320
Real Estate - 0.5%
CB Richard Ellis Group, Inc., 11.625%, 2017		$120,000	$138,600
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		50,000	46,438
Kennedy Wilson, Inc., 8.75%, 2019 (n)		45,000	45,338

			$230,376
Retailers - 2.1%
Academy Ltd., 9.25%, 2019 (n)		$55,000	$54,656
Burlington Coat Factory Warehouse Corp., 10%, 2019		100,000	95,000
J. Crew Group, Inc., 8.125%, 2019		85,000	82,450
Limited Brands, Inc., 6.9%, 2017		75,000	81,750
Limited Brands, Inc., 6.95%, 2033		40,000	38,000
Neiman Marcus Group, Inc., 10.375%, 2015		160,000	166,202
QVC, Inc., 7.375%, 2020 (n)		50,000	54,625
Rite Aid Corp., 9.375%, 2015		60,000	60,450
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)		45,000	48,150
Toys “R” Us Property Co. II LLC, 8.5%, 2017		60,000	64,275
Toys “R” Us, Inc., 10.75%, 2017		140,000	155,750
Yankee Acquisition Corp., 8.5%, 2015		25,000	25,531
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)		50,000	47,625

			$974,464
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019		$40,000	$42,200

Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016		$125,000	$132,488
Michaels Stores, Inc., 7.75%, 2018		75,000	78,281

			$210,769
Telecommunications - Wireless - 3.6%
Clearwire Corp., 12%, 2015 (n)		$180,000	$169,650
Cricket Communications, Inc., 7.75%, 2016		95,000	100,700
Cricket Communications, Inc., 7.75%, 2020		105,000	100,013
Crown Castle International Corp., 9%, 2015		80,000	87,200
Crown Castle International Corp., 7.125%, 2019		50,000	54,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 10.5%, 2018 (n)	$265,000	$278,913
MetroPCS Wireless, Inc., 7.875%, 2018	60,000	63,300
MetroPCS Wireless, Inc., 6.625%, 2020	25,000	24,813
NII Holdings, Inc., 7.625%, 2021	95,000	97,375
Sprint Capital Corp., 6.875%, 2028	80,000	59,300
Sprint Nextel Corp., 6%, 2016	140,000	123,550
Sprint Nextel Corp., 8.375%, 2017	140,000	130,200
Sprint Nextel Corp., 9%, 2018 (n)	25,000	26,938
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	365,000	361,350

		$1,677,677
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$45,000	$46,800
Level 3 Financing, Inc., 9.375%, 2019	90,000	94,950
Level 3 Financing, Inc., 8.625%, 2020 (z)	45,000	46,125

		$187,875
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$47,000	$38,540

Transportation - Services - 2.1%
ACL I Corp., 10.625%, 2016 (n)(p)	$137,393	$117,734
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	56,482	53,658
Avis Budget Car Rental LLC , 9.75%, 2020	40,000	43,600
CEVA Group PLC, 8.375%, 2017 (z)	85,000	82,556
Commercial Barge Line Co., 12.5%, 2017	205,000	223,963
Hertz Corp., 7.5%, 2018	70,000	74,900
Navios Maritime Acquisition Corp., 8.625%, 2017	165,000	123,750
Navios Maritime Holdings, Inc., 8.875%, 2017	70,000	69,300
Swift Services Holdings, Inc., 10%, 2018	180,000	195,525

		$984,986
Utilities - Electric Power - 4.6%
AES Corp., 8%, 2017	$175,000	$196,438
Atlantic Power Corp., 9%, 2018 (z)	50,000	51,625
Calpine Corp., 8%, 2016 (n)	125,000	134,688
Calpine Corp., 7.875%, 2020 (n)	120,000	129,300
Covanta Holding Corp., 7.25%, 2020	75,000	79,091
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	80,000	89,000
Edison Mission Energy, 7%, 2017	155,000	89,900
EDP Finance B.V., 6%, 2018 (n)	200,000	174,177
Enel Finance International S.A., 6%, 2039 (n)	100,000	85,044
Energy Future Holdings Corp., 10%, 2020	180,000	193,050
Energy Future Holdings Corp., 10%, 2020	290,000	312,475
GenOn Energy, Inc., 9.5%, 2018	20,000	18,900
GenOn Energy, Inc., 9.875%, 2020	210,000	195,300
NGC Corp. Capital Trust, 8.316%, 2027 (a)	275,000	82,500
NRG Energy, Inc., 8.25%, 2020	230,000	226,550
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	94,375

		$2,152,413
Total Bonds		$34,556,923

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$75,000	$74,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - 0.4%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$64,362	$50,605

Oil Services - 0.2%
Samson Investment Co., Bridge Term Loan, 8%, 2012	$95,000	$95,000

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., CoalCo. Term Loan, 9.25%, 2017	$13,371	$12,957
Dynegy Holdings, Inc., GasCo. Term Loan, 9.25%, 2017	20,057	20,401

		$33,358
Total Floating Rate Loans		$178,963

Common Stocks - 22.6%
Aerospace - 1.8%
Lockheed Martin Corp.	5,210	$428,887
United Technologies Corp.	5,200	407,420

		$836,307
Alcoholic Beverages - 0.6%
Diageo PLC, ADR	2,940	$260,455

Automotive - 0.0%
Accuride Corp. (a)	2,414	$18,081

Broadcasting - 1.1%
New Young Broadcasting Holding Co., Inc. (a)	26	$75,400
Viacom, Inc., “B”	8,900	418,656

		$494,056
Brokerage & Asset Managers - 0.7%
Blackrock, Inc.	1,723	$313,586

Business Services - 0.7%
Accenture PLC, “A”	5,710	$327,411

Chemicals - 1.5%
3M Co.	4,890	$424,012
PPG Industries, Inc.	3,120	279,490

		$703,502
Computer Software - 0.7%
Oracle Corp.	11,590	$326,838

Computer Software - Systems - 0.9%
International Business Machines Corp.	2,250	$433,350

Electrical Equipment - 1.6%
Danaher Corp.	7,130	$374,396
Tyco International Ltd.	7,260	369,897

		$744,293
Energy - Independent - 0.9%
Occidental Petroleum Corp.	4,280	$427,016

Energy - Integrated - 0.7%
Exxon Mobil Corp.	3,890	$325,749

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 0.8%
General Mills, Inc.	9,900	$394,317

General Merchandise - 0.7%
Target Corp.	6,760	$343,476

Insurance - 1.3%
MetLife, Inc.	8,130	$287,233
Travelers Cos., Inc.	5,900	343,970

		$631,203
Major Banks - 2.3%
Bank of New York Mellon Corp.	12,760	$256,859
Goldman Sachs Group, Inc.	2,600	289,822
JPMorgan Chase & Co.	13,880	517,724

		$1,064,405
Medical Equipment - 1.1%
Becton, Dickinson & Co.	3,340	$261,889
Medtronic, Inc.	6,340	244,534

		$506,423
Pharmaceuticals - 1.9%
Abbott Laboratories	5,400	$292,410
Johnson & Johnson	4,590	302,527
Pfizer, Inc.	13,380	286,332

		$881,269
Printing & Publishing - 0.2%
American Media Operations, Inc. (a)	6,090	$72,410

Special Products & Services - 0.1%
Mark IV Industries LLC, Common Units, “A” (a)	687	$24,045

Telecommunications - Wireless - 0.6%
Vodafone Group PLC, ADR	11,060	$299,615

Telephone Services - 0.7%
AT&T, Inc.	11,920	$350,567

Tobacco - 1.2%
Philip Morris International, Inc.	7,450	$557,037

Utilities - Electric Power - 0.5%
PG&E Corp.	5,990	$243,553
Total Common Stocks		$10,578,964

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	$1,690	$67,701

Preferred Stocks - 0.7%
Other Banks & Diversified Financials - 0.7%
Ally Financial, Inc., 7%	60	$48,313
Ally Financial, Inc., “A”, 8.5%	9,378	196,094
GMAC Capital Trust I, 8.125%	3,325	73,782
Total Preferred Stocks		$318,189

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	12/24/24	21	$60,900
Total Warrants				$60,900

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)			592,012	$592,012
Total Investments				$46,427,902

Other Assets, Less Liabilities - 0.8%				396,500
Net Assets - 100.0%				$46,824,402

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,039,270, representing 19.3% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 2018	12/22/10	$24,108	$18,536
Ardagh Packaging Finance PLC, 9.125%, 2020	1/20/12	196,255	202,000
Atlantic Power Corp., 9%, 2018	10/26/11-1/09/12	49,262	51,625
Banc of America Commercial Mortgage, Inc., FRN, 6.254%, 2051	6/19/08	240,505	137,939
BreitBurn Energy Partners LP, 7.875%, 2022	1/10/12	54,536	55,000
CEVA Group PLC, 8.375%, 2017	1/27/12	84,043	82,556
Credit Acceptance Corp., 9.125%, 2017	2/28/11	36,833	36,750
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	75,857	76,125
Eileme 2 AB, 11.625%, 2020	1/19/12	196,205	203,808
Falcon Franchise Loan LLC, FRN, 5.147%, 2025	1/29/03	15,154	24,625
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	141,881	88,947
Icahn Enterprises LP, 8%, 2018	1/06/12-1/27/12	77,940	78,850
JBS USA LLC/JBS USA Finance, 8.25%, 2020	1/25/12	50,167	50,375
LBI Media, Inc., 8.5%, 2017	7/18/07	89,032	46,350
Level 3 Financing, Inc., 8.625%, 2020	1/10/12-1/11/12	45,075	46,125
Local TV Finance LLC, 9.25%, 2015	11/14/07-2/16/11	184,727	185,652
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11-8/15/11	20,368	18,750
Morgan Stanley Capital I, Inc., FRN, 1.381%, 2039	7/20/04	8,732	8,918
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	193,868	190,000
Pacific Rubiales Energy Corp., 7.25%, 2021	1/05/12	102,041	104,750
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	40,593	41,850
Physio-Control, Inc., 9.875%, 2019	1/13/12-1/30/12	66,125	67,600

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	$127,734	$68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	187,576	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	114,513	19
Prestige Brands, Inc., 8.125%, 2020	1/24/12	10,000	10,375
UPC Holding B.V., 9.875%, 2018	1/26/12	109,997	108,750
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	186,193	181,300
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	65,000	57,200
Total Restricted Securities			$2,174,873
% of Net assets			4.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 1/31/12

Forward Foreign Currency Exchange Contracts at 1/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Barclays Bank PLC	147,754	4/12/12	$188,088	$193,313	$(5,225)
SELL	EUR	Credit Suisse Group	147,754	4/12/12	188,072	193,313	(5,241)
SELL	EUR	Deutsche Bank AG	52,972	4/12/12	67,495	69,306	(1,811)

							$(12,277)

At January 31, 2012, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$10,184,616	$208,658	$72,410	$10,465,684
United Kingdom	560,070	—	—	560,070
Non-U.S. Soverign Debt	—	551,125	—	551,125
Corporate Bonds	—	27,739,331	—	27,739,331
Commercial Mortgage-Backed Securities	—	580,270	—	580,270
Asset-Backed Securities (including CDOs)	—	117	—	117
Foreign Bonds	—	5,760,330	—	5,760,330
Floating Rate Loans	—	178,963	—	178,963
Mutual Funds	592,012	—	—	592,012
Total Investments	$11,336,698	$35,018,794	$72,410	$46,427,902

Other Financial Instruments
Forward Currency Contracts	$—	$(12,277)	$—	$(12,277)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/11	$79,962
Change in unrealized appreciation (depreciation)	(7,552)
Realized gain (loss)	0
Sales	0
Balance as of 1/31/12	$72,410

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at January 31, 2012 is $(7,552).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$48,335,142
Gross unrealized appreciation	$2,118,758
Gross unrealized depreciation	(4,025,998)
Net unrealized appreciation (depreciation)	$(1,907,240)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	547,157	3,339,638	(3,294,783)	592,012

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$261	$592,012

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2012

*	Print name and title of each signing officer under his or her signature.